Restricted Equity Investments (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Restricted Equity Investments

The Company’s restricted equity investments at December 31, 2015 and 2014 consisted of the following:

RESTRICTED EQUITY INVESTMENTS

December 31,	2015	2014
FRB stock	$9,420	$9,168
FHLBNY stock	6,165	5,645
Atlantic Central Bankers Bank stock	148	148
Total	$15,733	$14,961